Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 1,273	$ 559
Accrued loan interest	8,711	8,925
Accrued legal and professional fees	749	777
Total accrued expenses	$ 10,733	$ 10,261